                                                               NOVEMBER 19, 1998

(ON CHAPMAN AND CUTLER LETTERHEAD)

SECURITIES AND EXCHANGE COMMISSION
450 FIFTH STREET, N.W.
WASHINGTON, D.C. 20549

RE:  Nuveen Unit Trust, Series 1043

     File No. 333-67237

     Dear Sir or Madam:


     On behalf of John Nuveen & Co. Incorporated, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the form of Prospectus and Information Supplement contained in the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series do not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on November 19, 1998.


     Very truly yours,

     Chapman and Cutler